Options	3 Months Ended
Feb. 28, 2023
Options
Options

8. Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 3,309,267 based on the number of issued and outstanding common shares as at February 28, 2023. As at February 28, 2023, 1,309,000 options are outstanding and there were 2,000,267 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the TSX on the last trading day prior to the grant of the option. Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In the three months ended February 28, 2023, Nil (three months ended February 28, 2022 - Nil) stock options were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC Topic 718. Compensation—Stock Compensation Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The Company calculates expected volatility based on historical volatility of the Company’s own volatility for options that have an expected life of less than ten years. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options. The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option.

The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

			February 28, 2023			February 28, 2022
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	1,309,000	0.35	0.27	1,489,500	2.40	1.80
Expired	-	-	-	(85,000)	32.70	25.08

Outstanding, end of period	1,309,000	0.35	0.27	1,404,500	0.55	0.38

Options exercisable, end of period	1,309,000	0.35	0.27	1,404,500	0.55	0.38

Total unrecognized compensation cost relating to the unvested performance-based stock options at February 28, 2023 is $Nil (February 28, 2022 - $Nil).

For the three months ended February 28, 2023 and 2022, no options were exercised.

The Company has estimated its stock option forfeitures to be approximately 4% at February 28, 2023 (three months ended February 28, 2022 - 4%).